Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Risk of Concentration of Credit, Significant Customers	The following table presents customers that represent 10% or more of the Company’s total revenue and accounts receivable, net:

	Revenue		Revenue		Accounts Receivable
	Three Months Ended September 30,		Nine Months Ended September 30,		September 30,	December 31,
	2024	2023	2024	2023	2024	2023
Customer A	18%	19%	N/A	12%	15%	16%
Customer B	N/A	11%	N/A	N/A	N/A	N/A
The following table presents customers that represent 10% or more of the Company’s total revenue and accounts receivable, net:

	Revenue		Accounts Receivable
	Years Ended December 31		December 31,
	2023	2022	2023	2022
Customer A	10%	N/A	16%	N/A
Customer B	N/A	11%	N/A	N/A
Customer C	N/A	N/A	N/A	13%
Customer D	N/A	N/A	N/A	12%

Reconciliation of Cash and Cash Equivalents and Restricted Cash	A reconciliation of the amounts of cash and cash equivalents and restricted cash in the consolidated balance sheets to the amount in the consolidated statements of cash flows is as follows (in thousands):

	December 31,
	2023	2022
Cash and cash equivalents	$38,037	$7,685
Restricted cash included in other long-term assets	384	338

Cash and cash equivalents and restricted cash shown in the statement of cash flows	$38,421	$8,023

Summary of Activity in Allowance for Doubtful Accounts
The following table summarizes activity in the allowance for doubtful accounts:

	Year Ended December 31,
	2023	2022
Balance at beginning of period	$(741)	$(354)
Provision for uncollectible accounts	(12,675)	(436)
Uncollectible accounts written off	745	49

Balance at end of period	$(12,671)	$(741)